Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	100
Tax benefit (charge) from the excess fair value of compensation expense	(15)